Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000012162 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012162 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000012162 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000012162 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012162 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012162 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000012162 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012161 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012161 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000012161 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000012161 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012161 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012161 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000012161 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.40%